CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
SERVICE REVENUE - third parties	$ 375,912	$ 636,236	$ 555,802
SERVICE REVENUE - related parties	0	374,199	363,370
TOTAL REVENUE	375,912	1,010,435	919,172
COST OF REVENUE	319,179	429,445	1,160,182
GROSS PROFIT (LOSS)	56,733	580,990	(241,010)
OPERATING EXPENSES:
Selling	187,976	347,443	532,920
General and administrative	3,791,194	675,369	1,414,814
Total operating expenses	3,979,170	1,022,812	1,947,734
LOSS FROM OPERATIONS	(3,922,437)	(441,822)	(2,188,744)
OTHER INCOME (EXPENSE)
Interest income (expenses)	(195)	615	41
Other finance expenses	0	(1,240)	0
Impairment on prepaid investment	0	0	(651,973)
Other non-operating income (expense)	58,322	376	5,925
Total other income (expense), net	58,127	(249)	(646,007)
LOSS BEFORE INCOME TAXES	(3,864,310)	(442,071)	(2,834,751)
PROVISION FOR INCOME TAXES	0	0	0
NET LOSS	(3,864,310)	(442,071)	(2,834,751)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	22,521	197,747	(46,109)
COMPREHENSIVE LOSS	$ (3,841,789)	$ (244,324)	$ (2,880,860)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic and diluted	22,354,793	22,354,793	22,354,793
LOSS PER SHARE
Basic and diluted	$ (0.17)	$ (0.02)	$ (0.13)